Fees Summary	Jan. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 37,425,000
Previously Paid Amount	0.00
Total Fee Amount	5,729.77
Total Offset Amount	0.00
Net Fee	5,729.77
Narrative - Max Aggregate Offering Price	$ 37,425,000
Final Prospectus	true